RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 8:         RELATED PARTY TRANSACTIONS AND BALANCES

a.
The Company receives certain services from C. Mer, a publicly traded company. Mr. Chaim Mer, the Company's chairman of the board and Mr. Isaac Ben Bassat, a former director of the Company, are members of the controlling group of C. Mer. These services include reimbursement for shared expenses related to a commercial insurance policy.

b.
From January 1, 2009 until September 2011, as part of the acquisition of certain assets and liabilities of AnchorPoint, Inc., the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a former director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 11.45% of the Company's Ordinary shares as of December 31, 2019. These services include reimbursement for shared expenses, development and IT services, other administrative services. Expenses recognized with respect to the above-mentioned services were approximately $5, $0 and $10 for the years ended December 31, 2020, 2019 and 2018, respectively. In addition, the Company rents an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease. In the year ended December 31, 2020 the Company paid or accrued $53 and in each of the years ended December 31, 2019 and 2018, the Company paid or accrued $56, with respect to the above-mentioned rent expenses.

c.	Balances and transactions with related parties were as follows:

1.	Balances with related parties:

	December 31,
	2020	2019
Other accounts payable and accrued expenses (Note 5)	$15	$10

2.	Transactions with related parties:

	Year ended December 31,
	2020	2019	2018
Amounts charged by related parties:
Cost of revenues	$47	$44	$37
Operating expenses	116	125	148
	$163	$169	$185